Subsidiaries with material non-controlling interest - Statements of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Sales of goods	$ 823,845	$ 824,802	$ 900,450
Net Profit (loss)	32,682	602,935	(262,804)
Attributable to non-controlling interests	12,827	385	1,271
Sociedad Minera El Brocal S.A.A
Disclosure of subsidiaries [line items]
Sales of goods	432,616	400,994	410,390
Net Profit (loss)	31,454	362	10,562
Attributable to non-controlling interests	0	239	4,322
Minera La Zanja S.R.L
Disclosure of subsidiaries [line items]
Sales of goods	16,472	19,364	39,380
Net Profit (loss)	(41,530)	(11,646)	(10,218)
Attributable to non-controlling interests	0	(516)	(7,385)
S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure of subsidiaries [line items]
Sales of goods	0	1,381	15,928
Net Profit (loss)	0	4,376	10,989
Attributable to non-controlling interests	0	(811)	4,396
Apu Coropuna S.R.L.
Disclosure of subsidiaries [line items]
Sales of goods	0	0	0
Net Profit (loss)	(93)	(496)	(206)
Attributable to non-controlling interests	$ 0	$ (149)	$ (62)